Income Tax Expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income taxes paid (refund) [abstract]
Current taxes	€ (1,171)	€ (1,087)	€ (2,774)
Deferred taxes	441	592	768
Total	(730)	(495)	(2,006)
Income before tax and investments accounted for using the equity method	€ 4,238	€ 3,674	€ 10,422